Stockholders’ Equity - Schedule of Estimated Using the Binomial Option-Pricing Model (Details)	Sep. 20, 2024
Exercise price [Member] | Minimum [Member]
Schedule of Estimated Using the Binomial Option-Pricing Model [Line Items]
Common warrants fair value	2.33
Exercise price [Member] | Maximum [Member]
Schedule of Estimated Using the Binomial Option-Pricing Model [Line Items]
Common warrants fair value	3.225
Term (years) [Member] | Minimum [Member]
Schedule of Estimated Using the Binomial Option-Pricing Model [Line Items]
Common warrants fair value , term	1 year 9 months
Term (years) [Member] | Maximum [Member]
Schedule of Estimated Using the Binomial Option-Pricing Model [Line Items]
Common warrants fair value , term	5 years 6 months
Expected stock price volatility [Member]
Schedule of Estimated Using the Binomial Option-Pricing Model [Line Items]
Common warrants fair value	162.4
Risk-free rate of interest [Member] | Minimum [Member]
Schedule of Estimated Using the Binomial Option-Pricing Model [Line Items]
Common warrants fair value	3.48
Risk-free rate of interest [Member] | Maximum [Member]
Schedule of Estimated Using the Binomial Option-Pricing Model [Line Items]
Common warrants fair value	3.55